Schedule of Investments (unaudited) March 31, 2024	BlackRock Innovation and Growth Term Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.4%
Axon Enterprise, Inc.(a)(b)	213,849	$66,909,075
HEICO Corp.	233,779	44,651,789

		111,560,864

Air Freight & Logistics — 0.7%
GXO Logistics, Inc.(b)	273,731	14,715,779

Automobile Components — 0.9%
Fox Factory Holding Corp.(b)(c)	363,790	18,942,545

Biotechnology — 0.6%
Halozyme Therapeutics, Inc.(b)	302,304	12,297,727

Building Products — 1.8%
AZEK Co., Inc., Class A(b)	737,130	37,018,669

Capital Markets — 4.4%
TPG, Inc., Class A	911,268	40,733,680
Tradeweb Markets, Inc., Class A(c)(d)	476,497	49,636,692

		90,370,372

Construction & Engineering — 1.7%
Comfort Systems USA, Inc.	110,055	34,965,574

Diversified Consumer Services(b) — 2.0%
Duolingo, Inc., Class A(c)	111,847	24,671,211
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(e)(f)	1,001,454	16,183,497
Ideal Image, Class A, (Acquired 05/05/21, Cost: $50,000,000)(e)(f)	6,224	—

		40,854,708

Electrical Equipment — 1.8%
Vertiv Holdings Co., Class A	449,269	36,691,799

Entertainment — 1.4%
Liberty Media Corp.-Liberty Formula One, Class C(b)	440,710	28,910,576

Food Products — 0.3%
Freshpet, Inc.(b)	62,788	7,274,618

Ground Transportation — 3.0%
Saia, Inc.(a)(b)(c)	107,688	62,997,480

Health Care Equipment & Supplies(b) — 4.7%

Align Technology, Inc.	187,295	61,417,775
IDEXX Laboratories, Inc.	54,263	29,298,222
Inspire Medical Systems, Inc.	34,487	7,407,463

		98,123,460

Health Care Providers & Services — 0.7%
Surgery Partners, Inc.(b)	508,736	15,175,595

Hotels, Restaurants & Leisure — 2.8%
Planet Fitness, Inc., Class A(b)(d)	634,922	39,765,165
Vail Resorts, Inc.	78,889	17,578,836

		57,344,001

Industrial REITs — 0.1%
Innovative Industrial Properties, Inc.	13,416	1,389,092
Rexford Industrial Realty, Inc.	13,893	698,818

		2,087,910

Security	Shares	Value

Interactive Media & Services(b) — 2.3%
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(e)(f)	208,333	$5,699,991
Pinterest, Inc., Class A	1,179,053	40,877,767

		46,577,758

IT Services(b) — 4.1%
DigitalOcean Holdings, Inc.	333,354	12,727,456
Globant SA	165,042	33,321,980
MongoDB, Inc., Class A	107,082	38,403,888

		84,453,324

Life Sciences Tools & Services — 6.8%
Azenta, Inc.(b)	22,421	1,351,538
Bio-Techne Corp.	404,128	28,446,570
Charles River Laboratories International, Inc.(b)	113,318	30,703,512
Repligen Corp.(b)	183,528	33,754,470
West Pharmaceutical Services, Inc.	118,040	46,709,608

		140,965,698

Machinery — 1.2%
AutoStore Holdings Ltd.(b)(c)(g)	13,757,639	25,447,061

Professional Services — 0.1%
Paylocity Holding Corp.(b)	6,588	1,132,214

Real Estate Management & Development — 3.3%
CoStar Group, Inc.(b)	713,381	68,912,605

Semiconductors & Semiconductor Equipment — 10.0%
ASM International NV	81,580	49,959,769
Astera Labs, Inc.(b)(c)	50,327	3,733,760
Entegris, Inc.(d)	406,756	57,165,488
Lattice Semiconductor Corp.(b)	501,878	39,261,916
Monolithic Power Systems, Inc.(a)(d)	84,444	57,204,055

		207,324,988

Software — 14.9%
ANSYS, Inc.(b)	123,517	42,880,162
Aspen Technology, Inc.(b)	103,144	21,998,552
Bentley Systems, Inc., Class B	839,640	43,846,001
Confluent, Inc., Class A(b)(c)	1,244,322	37,976,707
HubSpot, Inc.(b)(c)	66,059	41,389,927
JFrog Ltd.(b)	358,489	15,852,384
Monday.com Ltd.(b)	82,332	18,596,329
PTC, Inc.(b)	179,252	33,867,873
SiteMinder Ltd.(b)	4,279,606	15,699,700
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(b)(e)(f)	199,738	1,522,004
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $25,961,537)(b)(e)(f)	1,809,860	17,881,417
Teya Services Ltd., (Acquired 11/16/21, Cost: $49,999,974)(b)(e)(f)	25,742	11,671,423
Zscaler, Inc.(b)	28,824	5,552,367

		308,734,846

Specialty Retail — 1.8%
Floor & Decor Holdings, Inc., Class A(b)	280,908	36,411,295

Textiles, Apparel & Luxury Goods — 2.5%
Brunello Cucinelli SpA	198,440	22,679,240
On Holding AG, Class A(b)	793,857	28,086,661

		50,765,901

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Innovation and Growth Term Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 1.4%
Core & Main, Inc., Class A(b)	506,793	$29,013,899

Total Common Stocks — 80.7% (Cost: $1,453,757,566)		1,669,071,266

Preferred Securities

Preferred Stocks — 20.1%(e)(f)

Aerospace & Defense — 0.0%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)(b)	909,438	1,054,948

Automobile Components — 2.2%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)(b)	2,189,612	46,354,086

Capital Markets(b) — 2.2%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	2,821,405
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	28,166,667
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	14,073,107

		45,061,179

Diversified Consumer Services — 0.3%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)(b)	333,818	5,394,499

Diversified Telecommunication Services — 0.5%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)(b)	32,690	9,659,568

Entertainment — 0.9%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,983)(b)	2,172,486	18,705,104

Food Products — 0.6%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $39,999,986)(b)	1,972,240	11,801,292

Hotels, Restaurants & Leisure(b) — 1.4%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)	191,067	3,897,767
Underdog Sports, Inc., Series B, (Acquired 01/11/22, Cost: $14,999,974)	291,061	24,064,923

		27,962,690

Interactive Media & Services — 0.5%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)(b)	416,667	11,400,009

IT Services(b) — 1.6%
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	27,489,824
Wagestream Holdings Ltd., Series C, (Acquired 02/11/22, Cost: $10,024,684)	762,746	5,497,015

		32,986,839

Semiconductors & Semiconductor Equipment(b) — 2.5%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)	1,525,192	45,557,485
Rivos, Inc., Series A1, (Acquired 12/03/21, Cost: $7,996,292)	2,997,684	7,134,488

		52,691,973

Security	Shares	Value

Software — 6.0%
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)(b)	2,745,894	$9,967,595
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $44,999,983)(b)	898,024	11,180,399
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)(b)	2,165,400	13,187,286
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)(b)	900,760	28,905,388
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	15,720,931
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)(b)	1,687,916	14,212,253
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,993)(b)	732,373	5,580,682
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)(b)	1,685,092	16,648,709
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)(b)	4,684,060	8,431,308

		123,834,551

Specialty Retail — 0.3%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)(b)	1,400,669	5,476,616

Wireless Telecommunication Services — 1.1%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992)(b)	1,365,305	23,237,491

		415,620,845

Total Preferred Securities — 20.1% (Cost: $662,142,595)		415,620,845

Total Long-Term Investments — 100.8% (Cost: $2,115,900,161)		2,084,692,111

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(h)(i)(j)	9,903,160	9,907,121
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(h)(i)	4,800,320	4,800,320

Total Short-Term Securities — 0.7% (Cost: $14,708,313)		14,707,441

Total Investments Before Options Written — 101.5% (Cost: $2,130,608,474)		2,099,399,552

Options Written — (0.6)% (Premiums Received: $(10,639,030))		(12,957,623)

Total Investments, Net of Options Written — 100.9% (Cost: $2,119,969,444)		2,086,441,929

Liabilities in Excess of Other Assets — (0.9)%		(19,151,692)

Net Assets — 100.0%		$2,067,290,237

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Innovation and Growth Term Trust (BIGZ)

(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $468,579,177, representing 22.7% of its net assets as of period end, and an original cost of $829,086,851.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$9,907,993	(a)	$—		$—	$(872)	$9,907,121	9,903,160	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	326,227	4,474,093	(a)	—		—	—	4,800,320	4,800,320	76,738		—
SL Liquidity Series, LLC, Money Market Series(b)	20,505,005	—		(20,506,509	)(a)	2,665	(1,161)	—	—	12,963	(c)	—

						$2,665	$(2,033)	$14,707,441		$89,701		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Align Technology, Inc.	37	04/05/24	USD	320.00	USD	1,213	$ (39,590)
On Holding AG	252	04/05/24	USD	34.00	USD	892	(40,446)
Pinterest, Inc., Class A	392	04/05/24	USD	38.00	USD	1,359	(1,372)
Vertiv Holdings Co.	141	04/05/24	USD	81.00	USD	1,152	(34,897)
Align Technology, Inc.	88	04/12/24	USD	310.00	USD	2,886	(175,120)
On Holding AG	285	04/12/24	USD	37.15	USD	1,008	(12,004)
Pinterest, Inc., Class A	392	04/12/24	USD	38.00	USD	1,359	(3,136)
Vertiv Holdings Co.	141	04/12/24	USD	83.00	USD	1,152	(35,955)
Align Technology, Inc.	86	04/19/24	USD	310.00	USD	2,820	(183,180)
ANSYS, Inc.	104	04/19/24	USD	340.00	USD	3,610	(100,360)
Aspen Technology, Inc.	60	04/19/24	USD	190.00	USD	1,280	(147,000)
Astera Labs, Inc.	40	04/19/24	USD	100.00	USD	297	(5,400)
Axon Enterprise, Inc.	141	04/19/24	USD	330.00	USD	4,412	(26,085)
AZEK Co., Inc., Class A	630	04/19/24	USD	45.00	USD	3,164	(362,250)
Azenta, Inc.	69	04/19/24	USD	70.00	USD	416	(7,590)
Bentley Systems, Inc., Class B	503	04/19/24	USD	50.00	USD	2,627	(147,127)
Bio-Techne Corp.	274	04/19/24	USD	75.00	USD	1,929	(73,295)
Charles River Laboratories International, Inc.	117	04/19/24	USD	260.00	USD	3,170	(166,140)
Comfort Systems USA, Inc.	79	04/19/24	USD	250.00	USD	2,510	(543,520)
Confluent, Inc., Class A	1,262	04/19/24	USD	28.00	USD	3,852	(492,180)
Core & Main, Inc., Class A	376	04/19/24	USD	60.00	USD	2,153	(19,740)
CoStar Group, Inc.	570	04/19/24	USD	85.00	USD	5,506	(701,100)
DigitalOcean Holdings, Inc.	212	04/19/24	USD	47.77	USD	809	(1,477)
Duolingo, Inc.	89	04/19/24	USD	203.61	USD	1,963	(183,104)
Entegris, Inc.	438	04/19/24	USD	130.00	USD	6,156	(512,460)
Floor & Decor Holdings, Inc., Class A	126	04/19/24	USD	115.00	USD	1,633	(197,190)
Floor & Decor Holdings, Inc., Class A	98	04/19/24	USD	125.00	USD	1,270	(76,930)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Innovation and Growth Term Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Fox Factory Holding Corp.	312	04/19/24	USD	75.00	USD	1,625	$ (149,760)
Freshpet, Inc.	28	04/19/24	USD	95.00	USD	324	(60,200)
Globant SA	110	04/19/24	USD	240.00	USD	2,221	(7,700)
GXO Logistics, Inc.	218	04/19/24	USD	52.50	USD	1,172	(46,870)
Halozyme Therapeutics, Inc.	270	04/19/24	USD	47.00	USD	1,098	(5,520)
Halozyme Therapeutics, Inc.	292	04/19/24	USD	45.00	USD	1,188	(5,840)
HEICO Corp.	197	04/19/24	USD	200.00	USD	3,763	(17,730)
HubSpot, Inc.	69	04/19/24	USD	640.00	USD	4,323	(138,690)
JFrog Ltd.	229	04/19/24	USD	47.50	USD	1,013	(20,610)
JFrog Ltd.	186	04/19/24	USD	45.00	USD	822	(31,620)
Liberty Media Corp.-Liberty Formula One, Class C	562	04/19/24	USD	70.00	USD	3,687	(23,885)
Monday.Com Ltd.	73	04/19/24	USD	230.00	USD	1,649	(56,210)
MongoDB, Inc., Class A	18	04/19/24	USD	410.00	USD	646	(2,961)
Monolithic Power Systems, Inc.	93	04/19/24	USD	740.00	USD	6,300	(79,050)
On Holding AG	285	04/19/24	USD	37.50	USD	1,008	(14,963)
Paylocity Holding Corp.	10	04/19/24	USD	175.00	USD	172	(3,450)
Pinterest, Inc., Class A	393	04/19/24	USD	39.00	USD	1,363	(3,734)
Pinterest, Inc., Class A	384	04/19/24	USD	36.00	USD	1,331	(21,312)
PTC Inc.	200	04/19/24	USD	195.00	USD	3,779	(35,500)
Repligen Corp.	61	04/19/24	USD	206.00	USD	1,122	(4,845)
Rexford Industrial Realty, Inc.	22	04/19/24	USD	55.00	USD	111	(385)
Saia, Inc.	80	04/19/24	USD	560.00	USD	4,680	(274,800)
Surgery Partners, Inc.	602	04/19/24	USD	35.00	USD	1,796	(10,535)
Tradeweb Markets, Inc., Class A	762	04/19/24	USD	105.00	USD	7,938	(165,735)
Vail Resorts, Inc.	92	04/19/24	USD	220.00	USD	2,050	(61,180)
Vertiv Holdings Co.	142	04/19/24	USD	80.00	USD	1,160	(71,710)
West Pharmaceutical Services, Inc.	106	04/19/24	USD	380.00	USD	4,195	(209,350)
Zscaler, Inc.	146	04/19/24	USD	250.00	USD	2,812	(876)
Align Technology, Inc.	88	04/26/24	USD	330.00	USD	2,886	(180,400)
MongoDB, Inc., Class A	95	04/26/24	USD	440.00	USD	3,407	(8,360)
On Holding AG	174	04/26/24	USD	35.00	USD	616	(30,537)
MongoDB, Inc., Class A	18	05/03/24	USD	390.00	USD	646	(14,535)
On Holding AG	274	05/03/24	USD	36.00	USD	969	(39,867)
Pinterest, Inc., Class A	184	05/03/24	USD	40.00	USD	638	(12,144)
ANSYS, Inc.	93	05/17/24	USD	340.00	USD	3,229	(152,985)
Aspen Technology, Inc.	105	05/17/24	USD	210.00	USD	2,239	(147,525)
AZEK Co., Inc., Class A	615	05/17/24	USD	55.00	USD	3,089	(64,575)
Bentley Systems, Inc., Class B	840	05/17/24	USD	55.00	USD	4,386	(132,300)
Charles River Laboratories International, Inc.	83	05/17/24	USD	263.00	USD	2,249	(158,942)
Comfort Systems USA, Inc.	97	05/17/24	USD	320.00	USD	3,082	(189,635)
Confluent, Inc., Class A	362	05/17/24	USD	34.00	USD	1,105	(65,160)
CoStar Group, Inc.	143	05/17/24	USD	90.00	USD	1,381	(127,985)
CoStar Group, Inc.	428	05/17/24	USD	95.00	USD	4,134	(241,820)
DigitalOcean Holdings, Inc.	109	05/17/24	USD	40.00	USD	416	(28,885)
Entegris, Inc.	240	05/17/24	USD	140.00	USD	3,373	(213,600)
Floor & Decor Holdings, Inc., Class A	225	05/17/24	USD	125.00	USD	2,916	(250,875)
Fox Factory Holding Corp.	270	05/17/24	USD	55.00	USD	1,406	(95,175)
Freshpet, Inc.	72	05/17/24	USD	115.00	USD	834	(60,120)
Globant SA	154	05/17/24	USD	230.00	USD	3,109	(57,750)
GXO Logistics, Inc.	218	05/17/24	USD	52.50	USD	1,172	(71,940)
HEICO Corp.	177	05/17/24	USD	187.00	USD	3,381	(161,485)
HubSpot, Inc.	36	05/17/24	USD	680.00	USD	2,256	(77,580)
IDEXX Laboratories, Inc.	96	05/17/24	USD	560.00	USD	5,183	(145,440)
Innovative Industrial Properties, Inc.	21	05/17/24	USD	105.00	USD	217	(8,295)
Inspire Medical Systems, Inc.	39	05/17/24	USD	210.00	USD	838	(103,740)
Lattice Semiconductor Corp.	125	05/17/24	USD	85.00	USD	978	(45,000)
Lattice Semiconductor Corp.	600	05/17/24	USD	80.00	USD	4,694	(324,000)
Monday.Com Ltd.	59	05/17/24	USD	240.00	USD	1,333	(79,060)
MongoDB, Inc., Class A	40	05/17/24	USD	390.00	USD	1,435	(48,600)
Pinterest, Inc., Class A	141	05/17/24	USD	35.00	USD	489	(35,179)
Planet Fitness, Inc., Class A	540	05/17/24	USD	70.00	USD	3,382	(70,200)
PTC Inc.	51	05/17/24	USD	200.00	USD	964	(20,655)

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Innovation and Growth Term Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Saia, Inc.	97	05/17/24	USD	620.00	USD	5,675	$(202,245)
Surgery Partners, Inc.	440	05/17/24	USD	31.65	USD	1,313	(66,198)
TPG, Inc.	529	05/17/24	USD	45.00	USD	2,365	(113,735)
Vail Resorts, Inc.	64	05/17/24	USD	230.00	USD	1,426	(31,360)
West Pharmaceutical Services, Inc.	95	05/17/24	USD	400.00	USD	3,759	(164,825)
Zscaler, Inc.	77	05/17/24	USD	230.00	USD	1,483	(13,437)
DigitalOcean Holdings, Inc.	212	06/21/24	USD	47.50	USD	809	(27,560)

							$(9,897,378)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AutoStore Holdings Ltd.	Morgan Stanley & Co. International PLC	267,000	04/02/24	NOK	21.39	NOK	5,362	$(1,301)
SiteMinder Ltd.	Morgan Stanley & Co. International PLC	67,000	04/02/24	AUD	5.57	AUD	377	(4,519)
AutoStore Holdings Ltd.	UBS AG	260,000	04/03/24	NOK	19.27	NOK	5,221	(21,982)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	32,500	04/03/24	AUD	5.61	AUD	183	(1,778)
Axon Enterprise, Inc.	Bank of America N.A.	23,200	04/08/24	USD	255.00	USD	7,259	(1,352,780)
JFrog Ltd.	Citibank N.A.	47,000	04/08/24	USD	33.50	USD	2,078	(506,489)
AutoStore Holdings Ltd.	Goldman Sachs International	260,000	04/09/24	NOK	20.02	NOK	5,221	(15,853)
SiteMinder Ltd.	UBS AG	58,300	04/09/24	AUD	5.54	AUD	328	(6,080)
TPG, Inc.	JPMorgan Chase Bank N.A.	52,900	04/10/24	USD	43.83	USD	2,365	(78,229)
AutoStore Holdings Ltd.	UBS AG	260,000	04/16/24	NOK	18.32	NOK	5,221	(46,543)
Brunello Cucinelli SpA	Goldman Sachs International	8,350	04/16/24	EUR	109.32	EUR	885	(3,331)
SiteMinder Ltd.	UBS AG	58,300	04/16/24	AUD	5.54	AUD	328	(7,139)
SiteMinder Ltd.	UBS AG	58,300	04/23/24	AUD	5.54	AUD	328	(8,043)
AutoStore Holdings Ltd.	Goldman Sachs International	254,700	04/24/24	NOK	17.65	NOK	5,115	(61,677)
Lattice Semiconductor Corp.	Barclays Bank PLC	7,800	04/24/24	USD	77.85	USD	610	(29,846)
ASM International NV	Morgan Stanley & Co. International PLC	8,000	04/25/24	EUR	585.90	EUR	4,541	(126,314)
AutoStore Holdings Ltd.	UBS AG	260,000	04/25/24	NOK	19.26	NOK	5,221	(35,654)
Duolingo, Inc.	Barclays Bank PLC	8,900	04/30/24	USD	231.23	USD	1,963	(85,723)
Inspire Medical Systems, Inc.	Citibank N.A.	4,000	04/30/24	USD	201.57	USD	859	(107,785)
Liberty Media Corp.-Liberty Formula One, Class C	BNP Paribas SA	14,300	04/30/24	USD	70.47	USD	938	(14,408)
Repligen Corp.	Barclays Bank PLC	26,700	04/30/24	USD	202.58	USD	4,911	(64,214)
SiteMinder Ltd.	Goldman Sachs International	32,500	04/30/24	AUD	5.48	AUD	183	(5,684)
SiteMinder Ltd.	UBS AG	67,000	04/30/24	AUD	5.54	AUD	377	(10,209)
ASM International NV	Bank of America N.A.	5,100	05/02/24	EUR	580.61	EUR	2,895	(112,216)
Brunello Cucinelli SpA	Morgan Stanley & Co. International PLC	23,400	05/02/24	EUR	116.97	EUR	2,479	(419)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	82,000	05/07/24	AUD	5.33	AUD	462	(20,868)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	67,000	05/07/24	AUD	5.34	AUD	377	(16,734)
AutoStore Holdings Ltd.	Morgan Stanley & Co. International PLC	280,000	05/10/24	NOK	20.57	NOK	5,623	(31,297)
Bio-Techne Corp.	JPMorgan Chase Bank N.A.	44,700	05/13/24	USD	71.95	USD	3,146	(137,402)
AutoStore Holdings Ltd.	Goldman Sachs International	359,500	05/14/24	NOK	20.79	NOK	7,219	(40,474)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	67,000	05/14/24	AUD	5.69	AUD	377	(8,457)
SiteMinder Ltd.	UBS AG	62,400	05/21/24	AUD	5.85	AUD	351	(5,881)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	94,800	05/28/24	AUD	5.86	AUD	534	(8,661)
TPG, Inc.	UBS AG	40,000	06/10/24	USD	46.00	USD	1,788	(82,255)

								$(3,060,245)

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Innovation and Growth Term Trust (BIGZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$111,560,864	$—	$—	$111,560,864
Air Freight & Logistics	14,715,779	—	—	14,715,779
Automobile Components	18,942,545	—	—	18,942,545
Biotechnology	12,297,727	—	—	12,297,727
Building Products	37,018,669	—	—	37,018,669
Capital Markets	90,370,372	—	—	90,370,372
Construction & Engineering	34,965,574	—	—	34,965,574
Diversified Consumer Services	24,671,211	—	16,183,497	40,854,708
Electrical Equipment	36,691,799	—	—	36,691,799
Entertainment	28,910,576	—	—	28,910,576
Food Products	7,274,618	—	—	7,274,618
Ground Transportation	62,997,480	—	—	62,997,480
Health Care Equipment & Supplies	98,123,460	—	—	98,123,460
Health Care Providers & Services	15,175,595	—	—	15,175,595
Hotels, Restaurants & Leisure	57,344,001	—	—	57,344,001
Industrial REITs	2,087,910	—	—	2,087,910
Interactive Media & Services	40,877,767	—	5,699,991	46,577,758
IT Services	84,453,324	—	—	84,453,324
Life Sciences Tools & Services	140,965,698	—	—	140,965,698
Machinery	—	25,447,061	—	25,447,061
Professional Services	1,132,214	—	—	1,132,214
Real Estate Management & Development	68,912,605	—	—	68,912,605
Semiconductors & Semiconductor Equipment	157,365,219	49,959,769	—	207,324,988
Software	261,960,302	15,699,700	31,074,844	308,734,846
Specialty Retail	36,411,295	—	—	36,411,295
Textiles, Apparel & Luxury Goods	28,086,661	22,679,240	—	50,765,901
Trading Companies & Distributors	29,013,899	—	—	29,013,899
Preferred Securities
Preferred Stocks	—	—	415,620,845	415,620,845
Short-Term Securities
Money Market Funds	14,707,441	—	—	14,707,441

	$1,517,034,605	$113,785,770	$468,579,177	$2,099,399,552

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Innovation and Growth Term Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(9,303,803)	$(3,653,820)	$—	$(12,957,623)

(a)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2023	$71,905,711	$441,207,138	$513,112,849
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(18,947,379)	(25,586,293)	(44,533,672)
Purchases	—	—	—
Sales	—	—	—

Closing balance, as of March 31, 2024	$52,958,332	$415,620,845	$468,579,177

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(a)	$(18,947,379)	$(25,586,293)	$(44,533,672)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$52,958,332	Market	Revenue Multiple	9.00x - 22.00x		15.60x
			Gross Profit Multiple	15.75x		—

Preferred Stocks	415,620,845	Market	Revenue Multiple	1.00x - 24.00x		9.39x
			Time to Exit	0.8 - 5.0 years		3.2 years
			Volatility	40% - 100%		70%
			Market Adjustment Multiple	0.50x - 1.30x		0.99x

	$468,579,177

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

NOK	Norwegian Krone

USD	United States Dollar

S C H E D U L E O F I N V E S T M E N T S	7